UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21992

TENNENBAUM OPPORTUNITIES PARTNERS V, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
TENNENBAUM OPPORTUNITIES PARTNERS V, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2009

Date of reporting period: SEPTEMBER 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited)

September 30, 2009

Showing Percentage of Total Cash and Investments of the Registrant

Investment	Principal Amount	Fair Value	Percent of Cash and Investments

Debt Investments (83.34%)
Bank Debt (56.07%) (1)
Architectural, Engineering, and Related Services (2.79%)
Alion Science & Technology Corporation, 1st Lien Term Loan, LIBOR + 6%, due 2/6/13
(Acquired 6/4/09, 6/18/09, 6/23/09, 8/31/09, 9/8/09, 9/10/09, 9/16/09 and 9/23/09,
Amortized Cost $18,525,023)	$22,065,999	$20,061,678	1.53%
ESP Holdings, Inc., 2nd Lien Term Loan, LIBOR + 10%, due 9/12/14
(Acquired 2/6/09, Amortized Cost $13,874,644)	$16,517,434	16,517,434	1.26%
Total Architectural, Engineering, and Related Services		36,579,112

Cable and Other Subscription Programming (4.19%)
Bresnan Communications, LLC, 2nd Lien Term Loan, LIBOR + 4.5%, due 3/29/14
(Acquired 11/22/06, Amortized Cost $7,874,531)	$7,750,000	7,323,750	0.56%
Primacom AG, Mezzanine Term Loan, EURIBOR + 3.5% Cash + 7% PIK, due 11/21/17
(Acquired 12/28/07, Amortized Cost $49,488,605) - (Germany) (3)	€33,695,295	47,702,025	3.63%
Total Cable and Other Subscription Programming		55,025,775

Communications Equipment Manufacturing (6.73%)
Dialogic Corporation, Senior Secured Notes, 15% Cash + 2% PIK, due 9/30/10
(Acquired 12/05/08, Amortized Cost $5,415,417)	$5,415,417	5,338,247	0.41%
Dialogic Corporation, Senior Secured Notes, LIBOR + 10% Cash + 2% PIK, due 9/30/10
(Acquired 9/9/08 and 9/10/08, Amortized Cost $40,167,183)	$40,611,447	40,367,779	3.07%
Mitel Networks Corporation, 1st Lien Term Loan, LIBOR + 3.25%, due 8/10/14
(Acquired 12/13/07, Amortized Cost $49,652,063)	$52,821,344	42,626,825	3.25%
Total Communications Equipment Manufacturing		88,332,851

Computer and Peripheral Equipment Manufacturing (1.89%)
Palm, Inc., Tranche B Term Loan, LIBOR + 3.5%, due 4/24/14
(Acquired 12/13/07, Amortized Cost $24,670,005)	$27,411,116	24,772,796	1.89%

Data Processing, Hosting and Related Services (6.92%)
GXS Worldwide, Inc., 1st Lien Term Loan, LIBOR + 5.75%, due 3/31/13
(Acquired 10/12/07, Amortized Cost $21,727,443) (8)	$22,216,302	22,086,714	1.68%
GXS Worldwide, Inc., 2nd Lien Term Loan, LIBOR + 10.25%, due 9/30/13
(Acquired 10/12/07, Amortized Cost $65,940,204) (8)	$68,264,167	67,496,195	5.14%
The Reynolds and Reynolds Company, 2nd Lien Term Loan, LIBOR + 5.5%, due 10/26/13
(Acquired 8/6/09, Amortized Cost $1,272,755)	$1,685,768	1,327,542	0.10%
Total Data Processing, Hosting and Related Services		90,910,451

Gambling Industries (2.05%)
Gateway Casinos, Inc., 1st Lien Delayed Draw Term Loan, LIBOR + 2.5%, due 9/30/14
(Acquired 6/8/08, Amortized Cost $108,618) - (Canada)	$168,400	136,404	0.01%
Gateway Casinos, Inc., 1st Lien Term Loan, LIBOR + 2.5%, due 9/30/14
(Acquired 6/8/08, Amortized Cost $536,382) - (Canada)	$831,600	673,596	0.05%
Gateway Casinos, Inc., 2nd Lien Term Loan, LIBOR + 5.5%, due 3/31/15
(Acquired 5/30/08, 6/5/08, 6/12/08, 6/26/08 and 7/16/09, Amortized Cost $46,501,250) - (Canada)	$80,000,000	23,066,640	1.75%
Tropicana Entertainment, Term Loan, Prime + 3.25%, due 1/3/12
(Acquired 12/7/07 and 12/11/07, Amortized Cost $9,612,500) (4)	$10,000,000	3,112,500	0.24%
Total Gambling Industries		26,989,140

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2009

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
Investment	Principal Amount	Fair Value	Cash and Investments

Debt Investments (continued)
Industrial Machinery Manufacturing (2.21%)
BOC Edwards Limited 1st Lien Term Loan, LIBOR + 2%, due 5/31/14
(Acquired 7/6/09, 8/20/09, 9/10/09 and 9/14/09, Amortized Cost $9,866,915)	$15,320,816	$9,805,322	0.75%
BOC Edwards Limited 2nd Lien Term Loan, LIBOR + 5.75%, due 11/30/14
(Acquired 7/15/08, 8/14/08, 9/03/08, 5/13/09, 5/26/09, 6/12/09, 6/19/09
and 6/22/09, Amortized Cost $20,787,214)	$39,680,245	19,244,919	1.46%
Total Industrial Machinery Manufacturing		29,050,241

Management, Scientific, and Technical Consulting Services (0.87%)
Booz Allen Hamilton, Inc., Mezzanine Loan, 13%, due 7/31/16
(Acquired 8/1/08, Amortized Cost $11,240,577)	$11,354,118	11,439,274	0.87%

Motor Vehicle Parts Manufacturing (4.46%)
Visteon Corporation, 1st Lien Term Loan, PRIME + 2%, due 6/13/13
(Acquired 11/16/07, 11/20/07, 12/14/07, 12/19/07, and 12/20/07,
Amortized Cost $61,610,533) (4)	$71,627,582	58,555,548	4.46%

Offices of Real Estate Agents and Brokers (0.47%)
Realogy Corporation, 2nd Lien Term Loan A, 13.5%, due 10/15/17
(Acquired 9/30/09, Amortized Cost $14,457,831)	$14,457,831	15,090,361	1.15%
Realogy Corporation, Revolver, LIBOR + 2.25%, due 4/10/13
(Acquired 6/28/07, 7/9/07, 7/13/07, 8/17/07, 3/25/09, 4/20/09, 7/28/09 and 8/26/09,
Amortized Cost $(9,400,768))	$48,915,663	(8,927,108)	-0.68%
Total Offices of Real Estate Agents and Brokers		6,163,253

Other Electrical Equipment and Component Manufacturing (3.62%)
EaglePicher Corporation, 1st Lien Tranche B Term Loan, LIBOR + 4.5%, 12/31/12
(Acquired 12/31/07, Amortized Cost $23,543,064)	$23,543,064	22,542,484	1.72%
EaglePicher Corporation, 2nd Lien Term Loan, LIBOR + 7.5%, 12/31/13
(Acquired 12/31/07 and 2/6/09, Amortized Cost $26,850,250)	$28,000,000	24,990,000	1.90%
Total Other Electrical Equipment and Component Manufacturing		47,532,484

Petroleum and Coal Products Manufacturing (2.83%)
Building Materials Corporation of America, 2nd Lien Term Loan, LIBOR + 5.75%, due 9/15/14
(Acquired 6/11/08, 6/12/08, 4/14/09, 4/22/09, 5/20/09, 5/28/09 and 6/2/09,
Amortized Cost $32,528,679)	$42,383,183	37,085,285	2.83%

Radio and Television Broadcasting (0.30%)
High Plains Broadcasting Operating Company, Term Loan, Prime + 4%, due 9/14/16
(Acquired 9/15/08, Amortized Cost $975,059)	$1,071,494	837,105	0.06%
Newport Television LLC, Term Loan B, LIBOR + 5%, due 9/14/16
(Acquired 5/1/08 and 5/29/08, Amortized Cost $3,692,389)	$4,057,570	3,169,977	0.24%
Total Radio and Television Broadcasting		4,007,082

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2009

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
Investment	Principal Amount	Fair Value	Cash and Investments

Debt Investments (continued)
Satellite Telecommunications (5.11%)
WildBlue Communications, Inc., 1st Lien Delayed Draw Term Loan,
LIBOR + 6% Cash + 2.5% PIK, due 6/30/10
(Acquired 6/28/07, Amortized Cost $29,669,069) (8)	$31,206,461	$30,913,120	2.35%
WildBlue Communications, Inc., 2nd Lien Delayed Draw Term Loan,
8.5% Cash + 7.25% PIK, due 8/15/11
(Acquired 6/28/07, Amortized Cost $33,122,005) (8)	$34,803,024	36,247,349	2.76%
Total Satellite Telecommunications		67,160,469

Semiconductor and Other Electronic Component Manufacturing (2.13%)
Isola USA Corporation, 1st Lien Term Loan, Prime + 9.75%, due 12/18/12
(Acquired 1/24/08 and 6/29/09, Amortized Cost $33,908,912)	$41,288,733	25,805,458	1.96%
Isola USA Corporation, Revolver, LIBOR + 4.75%, due 12/18/12
(Acquired 6/29/09 and 7/1/09, Amortized Cost $1,794,048)	$3,737,600	2,242,560	0.17%
Total Semiconductor and Other Electronic Component Manufacturing		28,048,018

Wired Telecommunications Carriers (8.47%)
Cavalier Telephone Corporation, Senior Secured 1st Lien Term Loan,
Prime + 5.25% Cash + 2% PIK, due 12/31/12
(Acquired 4/18/08 and 4/24/08, Amortized Cost $1,812,058)	$2,317,217	1,517,777	0.12%
Hawaiian Telcom Communications Inc., Revolver, Prime + 1.25%, due 4/30/12
(Acquired 5/9/08, 5/16/08 and 9/29/09, Cost $5,452,145)	$7,526,946	4,691,794	0.36%
Hawaiian Telcom Communications Inc., Tranche C Term Loan, LIBOR + 2.25%, due 4/30/12
(Acquired 4/22/08, 4/25/08, 4/28/08, 4/30/08, 5/15,08 and 5/19/08, Amortized Cost $2,244,904)	$2,941,020	1,838,138	0.14%
Integra Telecom, Inc., Term Loan, LIBOR + 11.5% PIK, due 8/31/14
(Acquired 9/05/07, Amortized Cost $44,792,825)	$45,112,825	5,165,418	0.39%
Integra Telecom, Inc., 1st Lien Term Loan, LIBOR + 8.5%, due 8/31/13
(Acquired 5/20/09 and 6/3/09, Amortized Cost $1,193,036)	$1,364,807	1,360,258	0.10%
Integra Telecom, Inc., 2nd Lien Term Loan, LIBOR + 8.5% PIK, due 2/28/14
(Acquired 8/1/06, 4/22/09, 6/17/09 and 6/30/09, Amortized Cost $28,367,682)	$32,729,423	20,957,741	1.59%
Interstate Fibernet, Inc., 1st Lien Term Loan, LIBOR + 4%, due 7/31/13
(Acquired 8/01/07, Amortized Cost $29,101,044) (8)	$29,923,953	25,420,398	1.93%
Interstate Fibernet, Inc., 2nd Lien Term Loan, LIBOR + 7.5%, due 7/31/14
(Acquired 7/31/07, Amortized Cost $44,251,265) (8)	$44,752,265	42,883,858	3.26%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan,
EURIBOR + 5.5%, due 2/16/17
(Acquired 8/29/07, Amortized Cost $5,607,877) - (Netherlands) (3)	€4,103,088	4,745,468	0.36%
Orion Cable Term Loan B, EURIBOR + 2.75%, due 10/31/14
(Acquired 7/14/09, Cost $1,344,324)	€1,250,000	1,488,399	0.11%
Orion Cable Term Loan C, EURIBOR + 3.25%, due 10/31/14
(Acquired 7/14/09, Cost $1,344,324)	€1,250,000	1,488,399	0.11%
Total Wired Telecommunications Carriers		111,557,648

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2009

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
Investment	Principal Amount	Fair Value	Cash and Investments

Debt Investments (continued)
Wired Telecommunications Carriers (except Satellite) (1.03%)
Clearwire Corporation, 1st Lien Delayed Draw Term Loan, LIBOR + 6% Cash + 0.5% PIK, due 5/28/11
(Acquired 9/2/09 and 9/9/09, Cost $6,291,915)	$6,716,036	$6,558,632	0.50%
Clearwire Corporation, 1st Lien Term Loan, LIBOR + 6% Cash + 0.5% PIK, due 5/28/11
(Acquired 9/2/09 and 9/9/09, Cost $6,724,851)	$7,174,690	7,006,537	0.53%
Total Wired Telecommunications Carriers (except Satellite)		13,565,169

Total Bank Debt (Cost $828,540,650)		736,774,596

Other Corporate Debt Securities (27.27%)
Architectural, Engineering, and Related Services (3.30%)
Alion Science & Technology Corporation, Senior Notes, 10.25%, due 2/1/15	$57,529,000	43,322,789	3.30%

Data Processing, Hosting and Related Services (0.33%)
Terremark Worldwide, Inc., Senior Secured Notes, 12%, due 6/15/17
(Acquired 6/17/09, Amortized Cost $3,857,684) (5)	$4,055,000	4,369,263	0.33%

Depository Credit Intermediation (0.79%)
Wells Fargo & Company, FDIC Guaranteed Notes, 3%, due 12/9/11	$10,000,000	10,368,200	0.79%

Full-Service Restaurants (2.76%)
Landry's Restaurant, Inc., Senior Secured Notes, 14%, due 8/15/11
(Acquired 6/9/09, Amortized Cost $11,112,000) (5)	$11,575,000	11,600,697	0.88%
Real Mex Restaurants, Inc., Senior Secured Notes, 14%, due 1/1/13
(Acquired 7/15/09, 8/13/09 and 9/15/09, Amortized Cost $22,626,980) (5)	$25,578,000	24,682,770	1.88%
Total Full-Service Restaurants		36,283,467

Gambling Industries (2.37%)
Harrah's Operating Company Inc., Senior Secured Notes, 10%, due 12/15/18
(Acquired 6/25/09, Amortized Cost $48,954,024) (5)	$39,875,000	31,102,500	2.37%

Home Furnishings Stores (0.03%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (4)	$9,189,000	402,019	0.03%

Industrial Machinery Manufacturing (1.30%)
GSI Group Corporation, Senior Notes, 11%, due 8/20/13
(Acquired 8/20/08, Amortized Cost $18,210,322) (5)	$20,743,000	17,030,003	1.30%

Nondepository Credit Intermediation (0.86%)
General Electric Capital Corporation, FDIC Guaranteed Notes, 1.8%, due 3/11/11	$2,500,000	2,526,850	0.19%
General Electric Capital Corporation, FDIC Guaranteed Notes, 3%, due 12/9/11	$8,500,000	8,783,135	0.67%
Total Nondepository Credit Intermediation		11,309,985

Offices of Real Estate Agents and Brokers (0.90%)
Realogy Corporation, Senior Notes, 10.5%, due 4/15/14	$6,284,000	4,621,756	0.35%
Realogy Corporation, Senior Subordinated Notes, 12.375%, due 4/15/15	$13,099,000	7,274,530	0.55%
Total Offices of Real Estate Agents and Brokers		11,896,286

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2009

Showing Percentage of Total Cash and Investments of the Registrant

Investment	Principal Amount	Fair Value	Percent of Cash and Investments

Debt Investments (continued)
Other Amusement and Recreation Industries (0.03%)
Bally Total Fitness Holdings, Inc., Senior Subordinated Notes,
14% Cash or 15.625% PIK, due 10/1/13
(Acquired 10/01/07, Amortized Cost $13,374,972) (4), (5)	$13,097,333	$340,531	0.03%

Plastics Product Manufacturing (0.06%)
Pliant Corporation, Senior Secured 2nd Lien Notes, 11.125%, due 9/1/09 (4)	$6,115,000	733,800	0.06%

Radio and Television Broadcasting (0.60%)
LBI Media, Inc., Senior Unsecured Subordinated Notes, 8.5%, due 8/1/17	$3,121,000	1,933,709	0.15%
Radio One, Inc., Senior Subordinated Notes, 8.875%, due 7/1/11	$11,050,000	5,930,167	0.45%
Total Radio and Television Broadcasting		7,863,876

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing (0.93%)
AGY Holding Corp., Senior Secured 2nd Lien Notes, 11%, due 11/15/14	$15,106,000	12,142,203	0.93%

Satellite Telecommunications (2.22%)
Satelites Mexicanos, Senior Secured FRN, LIBOR + 8.75%, due 11/30/11	$35,199,380	29,154,590	2.22%

Scheduled Air Transportation (2.16%)
United Air Lines, Inc., Aircraft Secured Mortgage (N508UA), 20%, due 8/25/16
(Acquired 8/26/09, Amortized Cost $2,471,212) (5)	$2,471,212	3,098,900	0.24%
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16
(Acquired 8/27/09, Amortized Cost $5,592,493) (5)	$5,592,453	7,024,121	0.53%
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16
(Acquired 8/27/09, Amortized Cost $5,593,752) (5)	$5,593,752	7,039,738	0.54%
United Air Lines, Inc., Aircraft Secured Mortgage (N530UA), 20%, due 11/25/13
(Acquired 8/26/09, Amortized Cost $2,366,697) (5)	$2,366,697	2,873,170	0.22%
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16
(Acquired 8/26/09, Amortized Cost $6,567,903) (5)	$6,567,903	8,268,989	0.63%
Total Scheduled Air Transportation		28,304,918

Securities and Commodity Contracts Intermediation and Brokerage (0.57%)
Goldman Sachs Group, Inc., FDIC Guaranteed Notes, 1.7%, due 3/15/11	$2,500,000	2,522,725	0.19%
JP Morgan Chase & Co., FDIC Guaranteed Notes, 1.65%, due 2/23/11	$5,000,000	5,059,600	0.38%
Total Securities and Commodity Contracts Intermediation and Brokerage		7,582,325

Semiconductor and Other Electronic Component Manufacturing (1.32%)
Advanced Micro Devices, Senior Convertible Notes, 6%, due 5/1/15	$14,018,000	10,571,908	0.80%
Advanced Micro Devices, Senior Unsecured Notes, 7.75%, due 11/1/12	$7,627,000	6,886,342	0.52%
Total Semiconductor and Other Electronic Component Manufacturing		17,458,250

Sporting Goods, Hobby and Musical Instrument Stores (2.28%)
Michaels Stores, Inc., Senior Subordinated Notes, 11.375%, due 11/1/16	$32,000,000	29,947,840	2.28%

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2009

Showing Percentage of Total Cash and Investments of the Registrant

	Principal		Percent of
Investment	Amount or Shares	Fair Value	Cash and Investments

Debt Investments (continued)
Wired Telecommunications Carriers (4.46%)
Global Crossing Limited, Senior Secured Notes, 12%, due 9/15/15
(Acquired 9/11/09 Amortized Cost $8,572,556) (5)	$8,752,000	$9,186,712	0.70%
Hawaiian Telcom Communications, Senior FRN, LIBOR + 5.5%, due 5/1/13
(Acquired 6/5/08, 6/10/08, 6/12/08 and 6/13/08 Amortized Cost $5,025,972) (4), (5)	$12,870,000	128,700	0.01%
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 10% PIK, due 8/16/17
(Acquired 8/29/07, Amortized Cost $59,233,931) - (Netherlands) (3)	€42,915,753	49,320,500	3.75%
Total Wired Telecommunications Carriers		58,635,912

Total Other Corporate Debt Securities (Cost $396,527,246)		358,248,757

Total Debt Investments (Cost $1,225,067,896)		1,095,023,353

Equity Securities (2.58%)
Activities Related to Credit Intermediation (0.54%)
Online Resources Corporation, Common Stock (4)	1,143,900	7,057,863	0.54%

Data Processing, Hosting, and Related Services (0.48%)
GXS Holdings, Inc., Common Stock
(Acquired 3/28/08, Cost $2,510,633) (4), (5), (9)	2,611,059	6,109,877	0.46%
GXS Holdings, Inc., Series A Preferred Stock
(Acquired 3/28/08, Cost $100,425) (4), (5), (9)	104,442	244,395	0.02%
Total Data Processing, Hosting, and Related Services		6,354,272

Depository Credit Intermediation (0.54%)
Doral GP Ltd., GP Interest
(Acquired 7/12/07, Cost $225) (2), (4), (5), (6)	100	225	0.00%
Doral Holdings, LP Interest
(Acquired 7/12/07, Cost $24,911,825) (4), (5)	1,914,363	7,084,560	0.54%
Total Depository Credit Intermediation		7,084,785

Industrial Machinery Manufacturing (0.02%)
GSI Group, Inc., Common Stock
(Acquired 8/20/08, Cost $3,030,191) (4), (5)	578,680	238,706	0.02%

Motor Vehicle Manufacturing (0.01%)
Fleetwood Enterprises, Inc., Common Stock (2), (4), (6)	23,225,225	174,189	0.01%

Satellite Telecommunications (0.09%)
WildBlue Communications, Inc., Warrants to Purchase Common Stock
(Acquired 8/16/08, Cost $219,103) (4), (5), (8)	16,893	1,247,041	0.09%

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2009

Showing Percentage of Total Cash and Investments of the Registrant

	Principal		Percent of
Investment	Amount or Shares	Fair Value	Cash and Investments

Equity Securities (continued)
Scheduled Air Transportation (0.43%)
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA)
(Acquired 8/27/09, Amortized Cost $1,420,392) (5)	1,420,392	$1,797,534	0.14%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA)
(Acquired 8/27/09, Amortized Cost $1,419,093) (5)	1,419,093	1,800,030	0.14%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA)
(Acquired 8/26/09, Amortized Cost $1,666,227) (5)	1,666,227	2,020,152	0.15%
Total Scheduled Air Transportation		5,617,716

Wired Telecommunications Carriers (0.47%)
ITC^DeltaCom, Inc., Common Stock
(Acquired 11/21/08, 11/25/08, 12/5/08, 12/8/08, 12/9/08, 12/19/08, 12/31/08, 3/25/09, 3/27/09,
(3/30/09, 3/31/09, 5/27/09, 5/29/09, 6/3/09, 6/5/09, 6/9/09, 6/10/09, Cost $621,900) (4), (5), (10)	1,120,569	1,445,534	0.11%
NEF Kamchia Co-Investment Fund, LP Interest
(Acquired 7/31/07, Amortized Cost $8,982,701) - (Cayman Islands) (3), (4), (5)	6,550,500	4,728,476	0.36%
Total Wired Telecommunications Carriers		6,174,010

Total Equity Securities (Cost $69,539,615)		33,948,582

Total Investments (Cost $1,294,607,511) (7)		1,128,971,935

Cash and Cash Equivalents (14.08%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.03%,
Collateralized by Federal Home Loan Discount Note	$5,136,485	5,136,485	0.39%
Citicorp, Commercial Paper, 0.28%, 10/1/09	$13,000,000	13,000,000	0.99%
Union Bank of California, Commercial Paper, 0.02%, 10/1/09	$9,000,000	9,000,000	0.68%
Union Bank of California, Commercial Paper, 0.25%, 10/1/09	$4,000,000	4,000,000	0.30%
Union Bank of California, Commercial Paper, 0.21%, 10/2/09	$10,000,000	9,999,942	0.76%
General Electric Capital Corporation, Commercial Paper, 0.03%, 10/7/09	$20,000,000	19,999,900	1.52%
General Electric Capital Corporation, Commercial Paper, 0.24%, 10/9/09	$12,000,000	11,999,360	0.91%
Toyota Motor Credit Corporation, Commercial Paper, 0.21%, 10/9/09	$13,000,000	12,999,393	0.99%
Chevron Funding Corporation, Commercial Paper, 0.18%, 10/15/09	$12,000,000	11,999,160	0.91%
Chevron Funding Corporation, Commercial Paper, 0.20%, 10/15/09	$13,000,000	12,998,989	0.99%
Toyota Motor Credit Corporation, Commercial Paper, 0.18%, 10/22/09	$10,000,000	9,998,950	0.76%
Union Bank of California, Certificate of Deposit, 0.15%, 10/22/09	$4,000,000	4,000,000	0.30%
Union Bank of California, Certificate of Deposit, 0.20%, 10/22/09	$10,000,000	10,000,000	0.76%
UBS Finance, Commercial Paper, 0.085%, 10/26/09	$15,000,000	14,999,115	1.14%
General Electric Capital Corporation, Commercial Paper, 0.17%, 10/29/09	$13,000,000	12,998,281	0.99%
Union Bank of California, Commercial Paper, 0.15%, 11/2/09	$20,000,000	19,997,333	1.52%
Cash Denominated in Foreign Currency (Cost $276,032)	€200,366	293,415	0.02%
Cash Held on Account at Various Institutions	$1,971,658	1,971,658	0.15%
Total Cash and Cash Equivalents		185,391,981

Total Cash and Investments		$1,314,363,916	100.00%

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2009

Showing Percentage of Total Cash and Investments of the Registrant

Notes to Statement of Investments:

(1) Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2) Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer). The Partnership held $2.7 million of Fleetwood Enterprises Inc. Common Stock ("FLE") at December 31, 2008, and disposed of $41,300 of FLE during the period.

(3) Principal amount denominated in euros. Amortized cost and fair value converted from euros to U.S. dollars.

(4) Non-income producing security.

(5) Restricted security.

(6) Not a controlling position.

(7) Includes investments with an aggregate fair value of $61,718,487 that have been segregated to collateralize certain unfunded commitments.

(8) Priced by an independent third-party pricing service.

(9) Priced by the Investment Manager.

(10) Priced at closing price per Pink Sheets.

Aggregate purchases and aggregate sales of investments, other than Government securities, totaled $301,831,823 and $227,530,460, respectively.
Aggregate purchases includes investment assets received as payment in-kind.  Aggregate sales includes principal paydowns on debt investments.

The aggregate cost of investments for federal income tax purposes, excluding cash and cash equivalents, was $1,294,607,511.  Net unrealized depreciation aggregated $165,635,576, of which $54,345,306 related to appreciated investments and $219,980,882 related to depreciated investments.

The total value of restricted securities and bank debt as of September 30, 2009 was $973,480,354 or 74.06% of total cash and investments of the Registrant.

See accompanying notes.

Investments of the Registrant may be categorized based on the types of inputs used in valuing such assets. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety.  At September 30, 2009, the investments of the Registrant were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$-	$7,057,863
2	Other observable market inputs*	309,544,805	262,519,004	8,704,284
3	Independent third-party pricing sources that employ significant unobservable inputs	379,281,205	94,655,422	11,831,938
3	Internal valuations with significant unobservable inputs	47,948,586	1,074,331	6,354,497
Total		$736,774,596	$358,248,757	$33,948,582

* E.g. quoted prices in inactive markets or quotes for comparable instruments

Changes in investments categorized as Level 3 during the three months ended September 30, 2009 were as follows:

	Independent Third Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$419,222,755	$59,503,147		$8,958,138
Net realized and unrealized gains (losses)	52,303,615	4,950,391		(1,963,033)
Net acquisitions and dispositions	2,391,464	30,201,884		4,505,712
Net transfers into (out of) category	(94,636,629)	-		331,121
Ending balance	$379,281,205	$94,655,422		$11,831,938

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$52,303,615	$4,950,391	$	(1,963,033)

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt		Equity Securities
Beginning balance	$50,496,450		$1,637,167	$1,982,541
Net realized and unrealized gains (losses)	3,932,071		(1,057,662)	4,371,956
Net acquisitions and dispositions	2,495,315		-	-
Net transfers into (out of) category	(8,975,250)		494,826	-
Ending balance	$47,948,586		$1,074,331	$6,354,497

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$3,932,071	$	(1,057,662)	$4,371,956

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b) Not applicable.

ITEM 3.	EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tennenbaum Opportunities Partners V, LP

By:  /s/ Hugh Steven Wilson

Name:  Hugh Steven Wilson
Title:  Chief Executive Officer
Date:  November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Hugh Steven Wilson

Name:  Hugh Steven Wilson
Title:  Chief Executive Officer
Date:  November 30, 2009

By:  /s/ Paul L. Davis

Name:  Paul L. Davis
Title:  Chief Financial Officer
Date:  November 30, 2009